UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stagg Capital Group LLC
Address:  3 Greenwich Office Park
          Greenwich, CT  06831

Form 13F File Number:  028-12288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Stagg
Title: Managing Member
Phone: (203) 660-6200

Signature, Place, and Date of Signing:


/s/ Scott Stagg              Greenwich, CT          February 14, 2008
     [Signature]             [City, State]              [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $78,059 (in thousands)

List of Other Included Managers:


* Mr. Scott Stagg is the investment manager of Stagg Capital Group LLC and Stagg Capital Partners LLC which have investment discretion over the investment portfolios reported herein.

                               Title Of             Value  SH/Prn  SH/ PUT/ Investment  Other    Voting Authority
Name Of Issuer                  Class      CUSIP   x$1,000   Amt   Prn CALL Discretion Managers  Sole   Shared None
AES CORP                      COMMON     00130H105   5,059 236,500 SH         SHARED            236,500
ATLAS AIR WORLDWIDE HLDGS INC COMMON NEW 049164205   5,650 104,200 SH         SHARED            104,200
AUGUSTA RES CORP              COMMON NEW 050912203   2,575 588,200 SH         SHARED            588,200
BALLANTYNE OMAHA INC          COMMON     058516105     213  36,440 SH         SHARED             36,440
CHINA SEC & SURV TECH INC     COMMON     16942J105   4,368 200,000 SH         SHARED            200,000
DELTA AIR LINES INC DEL       COMMON NEW 247361702   5,584 375,004 SH         SHARED            375,004
EASYLINK SERVICES INTL CORP   CL A       277858106     777 252,954 SH         SHARED            252,954
IPCS INC                      COMMON NEW 44980Y305  31,118 864,638 SH         SHARED            864,638
MEDIACOM COMMUNICATIONS CORP  CL A       58446K105   3,111 677,791 SH         SHARED            677,791
NORTHWEST AIRLS CORP          COMMON     667280408   7,844 540,596 SH         SHARED            540,596
SHENANDOAH TELECOMMUNICATION  COMMON     82312B106   7,662 319,512 SH         SHARED            319,512
SIERRA HEALTH SVCS INC        COMMON     826322109   1,553  37,000 SH         SHARED             37,000
UNIVERSAL POWER GROUP INC     COMMON     913788105   2,545 629,900 SH         SHARED            629,900
                                                    78,059